INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 85,613
Dispositions	(5,857)
Fair value changes	(161)
Foreign currency translation and other	(555)
Fair value, end of period1	84,239
Investment property [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 4,400	$ 4,400